Investor A Institutional [Member] Average Annual Total Returns - Investor A, Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	12.50%	5.78%	9.33%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	4.73%	8.32%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	4.28%	7.33%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	12.78%	6.05%	9.60%